Expense Example {- Franklin Utilities Fund} - Franklin Custodian Funds-31 - Franklin Utilities Fund	Feb. 01, 2021 USD ($)
Class A
Expense Example:
1 year	$ 456
3 years	629
5 years	817
10 years	1,358
Class A1
Expense Example:
1 year	446
3 years	599
5 years	764
10 years	1,244
Class C
Expense Example:
1 year	225
3 years	389
5 years	674
10 years	1,485
Class R
Expense Example:
1 year	110
3 years	342
5 years	594
10 years	1,313
Class R6
Expense Example:
1 year	51
3 years	172
5 years	305
10 years	691
Advisor Class
Expense Example:
1 year	59
3 years	185
5 years	322
10 years	$ 722